CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 20,257	$ 6,038	$ (21,590)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	11,684	11,836	12,244
Share-based compensation	24,035	26,027	34,022
Loss on sale of marketable securities	0	0	243
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	1	(417)	1,754
Changes in accrued interest on bank deposits	(7,736)	3,366	(3,265)
Increase (decrease) in accrued severance pay, net	193	(45)	(299)
Decrease (increase) in trade receivables, net	(18,200)	3,444	(2,515)
Changes in deferred income taxes, net	(733)	(1,084)	(551)
Decrease (increase) in other assets and prepaid expenses	(3,763)	987	246
Decrease (increase) in inventories	810	1,514	(4,116)
Increase (decrease) in trade payables	1,653	1,283	(2,166)
Increase (decrease) in deferred revenues	6,807	5,500	(14,951)
Increase (decrease) in other payables and accrued expenses	13,500	13,274	(1,415)
Operating lease right-of-use assets	4,713	4,203	3,934
Operating lease liabilities	(3,130)	(4,317)	(5,075)
Net cash provided by (used in) operating activities	50,091	71,609	(3,500)
Cash flows from investing activities:
Purchase of property and equipment	(8,536)	(5,279)	(5,429)
Proceeds from other long-term assets	58	81	66
Investment in (proceeds from) other deposits	5,000	(5,000)	0
Proceeds from (investing in) bank deposits	(42,041)	(48,115)	81,031
Purchase of marketable securities	(65,425)	(110,125)	(33,274)
Proceeds from maturity of marketable securities	73,224	124,968	46,177
Proceeds from sale of marketable securities	7,650	3,950	4,208
Net cash (used in) provided by investing activities	(30,070)	(39,520)	92,779
Cash flows from financing activities:
Proceeds from exercise of share options	0	3	371
Payment of contingent consideration related to acquisition	(3,167)	(3,077)	(2,063)
Repurchase of ordinary shares	(10,490)	(839)	(63,234)
Net cash used in financing activities	(13,657)	(3,913)	(64,926)
Increase in cash and cash equivalents	6,364	28,176	24,353
Cash and cash equivalents at the beginning of the year	98,714	70,538	46,185
Cash and cash equivalents at the end of the year	105,078	98,714	70,538
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	2,218	921	4,000
Non-cash investing activities:
Right-of-use assets recognized with corresponding lease liabilities	$ 1,882	$ 1,882	$ 1,633